Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 11,502	$ 8,522
Less: netting by counterparty	(2,511)	(1,380)
Net amounts presented on the balance sheet	8,991	7,142
Related amounts not set off in the balance sheet
Master netting arrangements	(2,079)	(1,554)
Cash collateral (received) pledged	(299)	(321)
Net asset amount	6,613	5,267
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	11,296	11,648
Less: netting by counterparty	(5,390)	(5,311)
Net amounts presented on the balance sheet	5,906	6,337
Related amounts not set off in the balance sheet
Master netting arrangements	(1,020)	(2,156)
Cash collateral (received) pledged	(169)	(114)
Net asset amount	4,717	4,067
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(11,337)	(7,818)
Less: netting by counterparty	2,511	1,380
Net amounts presented on the balance sheet	(8,826)	(6,438)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	2,079	1,554
Cash collateral (received) pledged	0	0
Net amount	(6,747)	(4,884)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(10,797)	(12,543)
Less: netting by counterparty	5,390	5,311
Net amounts presented on the balance sheet	(5,407)	(7,232)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,020	2,156
Cash collateral (received) pledged	0	0
Net amount	$ (4,387)	$ (5,076)